SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Advances To Suppliers
Balance at the beginning of the year	$ 20,268
Additions	23,239	20,123
Recovery	(3,144)
Foreign currency translation	1,750	145
Balance at the end of the year	$ 42,113	$ 20,268